Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of Financial Information for the Company's Segments
Summarized financial information for the Company’s segments is shown in the following tables, reclassified to conform to the current segment presentation.
As of and for the year ended December 31, 2015 (in millions):

	IFS	GFS	Corporate and Other	Total
Processing and services revenues	$3,844.8	$2,360.7	$389.7	$6,595.2
Operating expenses	2,502.6	1,954.7	1,038.7	5,496.0
Operating income	$1,342.2	$406.0	$(649.0)	1,099.2
Other income (expense) unallocated				(62.3)
Income from continuing operations				$1,036.9
Depreciation and amortization	$226.4	$146.5	$296.6	$669.5
Capital expenditures (1)	$235.3	$167.6	$21.6	$424.5
Total assets	$10,035.5	$9,507.7	$6,725.0	$26,268.2
Goodwill	$7,676.0	$6,605.4	$463.3	$14,744.7
(1) Capital expenditures include $9.2 million of capital leases.

As of and for the year ended December 31, 2014 (in millions):

	IFS	GFS	Corporate and Other	Total
Processing and services revenues	$3,679.6	$2,198.8	$535.4	$6,413.8
Operating expenses	2,420.3	1,848.7	874.2	5,143.2
Operating income	$1,259.3	$350.1	$(338.8)	1,270.6
Other income (expense) unallocated				(217.2)
Income from continuing operations				$1,053.4
Depreciation and amortization	$213.4	$134.2	$278.7	$626.3
Capital expenditures (1)	$207.1	$155.1	$35.1	$397.3
Total assets	$8,631.4	$3,699.1	$2,182.0	$14,512.5
Goodwill	$6,626.8	$1,990.2	$260.6	$8,877.6
(1) Capital expenditures include $26.1 million of capital leases.

As of and for the year ended December 31, 2013 (in millions):

	IFS	GFS	Corporate and Other	Total
Processing and services revenues	$3,524.7	$2,007.9	$530.8	$6,063.4
Operating expenses	2,289.1	1,704.7	1,006.7	5,000.5
Operating income	$1,235.6	$303.2	$(475.9)	1,062.9
Other income (expense) unallocated				(239.4)
Income from continuing operations				$823.5
Depreciation and amortization	$195.4	$128.8	$290.4	$614.6
Capital expenditures (1)	$202.2	$128.8	$22.1	$353.1
Total assets	$8,402.9	$3,376.7	$2,178.9	$13,958.5
Goodwill	$6,552.6	$1,686.8	$260.6	$8,500.0

(1) Capital expenditures include $16.9 million of capital leases.